Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 22, 2013
Entity Registrant Name	dei_EntityRegistrantName	TD Asset Management USA Funds Inc.
Entity Central Index Key	dei_EntityCentralIndexKey	0000949881
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 25, 2013
Document Effective Date	dei_DocumentEffectiveDate	Mar. 25, 2013
Prospectus Date	rr_ProspectusDate	Mar. 22, 2013
TDAM Global Equity Income Fund (First Prospectus Summary) | TDAM Global Equity Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGEX
TDAM Global Equity Income Fund (First Prospectus Summary) | TDAM Global Equity Income Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDGIX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTFX
TDAM Target Return Fund (First Prospectus Summary) | TDAM Target Return Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TDTRX